Leases, Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands		1 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Aug. 31, 2023	Jan. 30, 2023	Oct. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extended lease term	126 months				62 months				126 months
Operating lease right-of-use asset		$ 1,908				$ 1,908		$ 2,199
Operating lease liability		1,800				1,800		2,073
License fee		15				15		15
Rent expense		7	$ 6			504	$ 198	392	26
Noncancelable lease payments								$ 2,484
Operating lease description	Company had entered into two short-term lease agreements for lab and office space. The Company opted on March 30, 2022, to extend the lease term for one of its leases for lab and office space, with a commencement date for the lease extension on May 1, 2022. The extended lease term was 126 months and was accounted for as an operating lease under the ASC 842 guidance for lease accounting.				Company entered into a lease agreement for office space with a term of 62 months, which expires on November 30, 2027.
Operating lease extend description				Company extended this lease for an additional six months and it expired at the end of June 2023.
Operating Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncancelable lease payments		2,104				2,104
Short-term Leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncancelable lease payments		$ 65				$ 65
Short Term Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset	$ 2,799								2,799
Operating lease liability	$ 2,799								$ 2,799
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset					$ 2,293
Operating lease liability					$ 2,293
Operating lease discount rate					7.50%